Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Components of Deferred Tax Assets and Liabilities [Abstract]
Estimated Annual Effective Tax Rate	32.6	34.8
Effective tax rate (as a percent)	25.00%	34.80%	34.20%	34.30%	8.40%
Discrete tax credit related to non-qualified stock options	$ 186	$ 0
Taxes payable, current	787
Net deferred tax asset			1,385	993
Other assets.
Components of Deferred Tax Assets and Liabilities [Abstract]
Net deferred tax asset	1,566		1,385	993
Current tax liability	$ 89		$ 89